Income Taxes (Summary Of Benefit (Provision) For Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Interest on uncertain tax positions								$ 75	$ 108
Federal								347	101,810
State							(10)	(10)	(10)
Provision (benefit) for income taxes	$ (10)	$ 347	$ 65	$ 101,830	$ 56	$ 22	$ (10)	$ 412	$ 101,908